Form N-1A Cover	Nov. 17, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES INDEX TRUST
Entity Central Index Key	0000861469
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 17, 2025
Prospectus Date	Dec. 31, 2024
Supplement to Prospectus [Text Block]	Federated Hermes Max-Cap Index FundA Portfolio of Federated Hermes Index TrustCLASS C SHARES (TICKER MXCCX)
CLASS R SHARES (TICKER FMXKX)
INSTITUTIONAL SHARES (TICKER FISPX)
SERVICE SHARES (TICKER FMXSX)SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2024The Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as the S&P 500 Index (the “Index”) is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of the Index.Accordingly, effective December 29, 2025, the Fund’s Prospectus and Statement of Additional Information will be revised to reflect the following changes:1. Under the Summary Prospectus heading entitled “What are the Fund’s Main Investment Strategies?,” please add the following information to the end of that section:“Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. The Fund discloses its portfolio holdings and weightings at FederatedHermes.com/us.”2. Under the Summary Prospectus heading entitled “What are the Main Risks of Investing in the Fund?,” please add the following risk factor to the list of risk factors in that section:“Non-Diversification Risk. To the extent the Fund is non-diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s net asset value (NAV).”3. Under the Prospectus heading entitled “What are the Fund’s Investment Strategies?,” please add the following information to the end of that section:“Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. The Fund discloses its portfolio holdings and weightings at FederatedHermes.com/us.”4. Under the Prospectus heading entitled “What are the Specific Risks of Investing in the Fund?,” please add the following risk factor to the list of risk factors in that section:“NON-DIVERSIFICATION RISKA fund that is classified as “non-diversified” may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, compared with funds that are classified as “diversified.” A non-diversified fund thus may be more susceptible to the risks associated with these particular issuers or counterparties. The gains and losses on such holdings may have a greater impact on a non-diversified fund’s performance than they would on the performance of a diversified fund, and a non-diversified fund’s NAV may be more volatile.”5. Under the Statement of Additional Information heading entitled “How is the Fund Organized?,” please replace the first sentence with the following sentence:“The Fund is a portfolio of Federated Hermes Index Trust (“Trust”).”6. Under the Statement of Additional Information heading entitled “Investment Objective and Investment Limitations/Additional Information,” please add the following information to the beginning of that sub-section:“For purposes of the Fund’s fundamental restriction related to diversification above, the Fund intends to be diversified in approximately the same proportion as its target index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its target index. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of its target index.”November 17, 2025Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457156 (11/25)© 2025 Federated Hermes, Inc.Federated Hermes Max-Cap Index FundA Portfolio of Federated Hermes Index TrustCLASS C SHARES (TICKER MXCCX)
CLASS R SHARES (TICKER FMXKX)
INSTITUTIONAL SHARES (TICKER FISPX)
SERVICE SHARES (TICKER FMXSX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2024 The Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as the S&P 500 Index (the “Index”) is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of the Index.Accordingly, effective December 29, 2025, the Fund’s Summary Prospectus will be revised to reflect the following changes:1. Under the Summary Prospectus heading entitled “What are the Fund’s Main Investment Strategies?,” please add the following information to the end of that section:“Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. The Fund discloses its portfolio holdings and weightings at FederatedHermes.com/us.”2. Under the Summary Prospectus heading entitled “What are the Main Risks of Investing in the Fund?,” please add the following risk factor to the list of risk factors in that section:“Non-Diversification Risk. To the extent the Fund is non-diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s net asset value (NAV).”November 17, 2025Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457155 (11/25)© 2025 Federated Hermes, Inc.